INCOME TAX (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of income tax expense
Corporate income tax rate	20.00%	20.00%	20.00%
Current income tax charge	₽ 20,057	₽ 15,170	₽ 20,757
Prior period tax adjustments	(133)	(509)	(90)
Total current income tax	19,924	14,661	20,667
Deferred tax	(4,521)	1,465	(5,000)
Income tax expense on continuing operations	15,403	16,126	15,667
Tax effect from the discontinued operations	₽ 0	₽ (1,003)	₽ 1,935
Russia
Components of income tax expense
Corporate income tax rate	20.00%	20.00%	20.00%
Withholding tax rate on dividends paid	13.00%	13.00%	13.00%